PROVISIONS AND CONTINGENCIES - MOVEMENTS IN PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current provisions for liabilities [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 30,810	$ 30,394
Additions	22,074	18,474
Acquisitions through business combinations, other provisions	0	4,134
Payments	(7,665)	6,520
Reversal	(16,135)	(10,687)
Transfers	(81)	(73)
Translations differences	(4,466)	(4,912)
Provisions, ending balance	24,537	30,810
Non-current provisions for taxes [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	19,833	21,447
Additions	6,185	1,286
Acquisitions through business combinations, other provisions	0	2,274
Payments	(243)	0
Reversal	(6,354)	(6,607)
Transfers	82	2,108
Translations differences	(2,632)	(675)
Provisions, ending balance	16,871	19,833
Non-current provisions for dismantling [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	9,249	15,338
Additions	994	1,416
Acquisitions through business combinations, other provisions	0	0
Payments	(1)	(48)
Reversal	(174)	(7,382)
Transfers	(383)	0
Translations differences	(1,255)	(75)
Provisions, ending balance	8,430	9,249
Non-current other provisions [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	1,294	2,716
Additions	371	944
Acquisitions through business combinations, other provisions	0	0
Payments	(151)	(2,382)
Reversal	(1,044)	(2,733)
Transfers	(1)	(2,035)
Translations differences	867	4,784
Provisions, ending balance	1,336	1,294
Current provisions for liabilities [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	10,543	8,160
Additions	4,015	8,197
Acquisitions through business combinations, other provisions	0	0
Payments	(2,139)	(2,479)
Reversal	(479)	(104)
Transfers	0	0
Translations differences	(2,920)	(3,231)
Provisions, ending balance	9,020	10,543
Current provisions for taxes [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	5,641	1,006
Additions	0	4,580
Acquisitions through business combinations, other provisions	0	0
Payments	0	0
Reversal	(2,959)	0
Transfers	0	0
Translations differences	(227)	55
Provisions, ending balance	2,455	5,641
Current provisions for dismantling [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	0	213
Additions	19	1
Acquisitions through business combinations, other provisions	0	0
Payments	0	6
Reversal	(312)	(219)
Transfers	383	0
Translations differences	(30)	(1)
Provisions, ending balance	60	0
Current other provisions [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	2,884	5,339
Additions	6,925	988
Acquisitions through business combinations, other provisions	0	0
Payments	(65)	(5,181)
Reversal	(2,002)	(15)
Transfers	0	0
Translations differences	(185)	1,754
Provisions, ending balance	$ 7,515	$ 2,884